Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Cash Flows [Abstract]
Net income (loss)	$ 37,189	$ 84,535	$ (2,348)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	93,845	92,148	78,093
Amortization of deferred charges	2,083	1,501	1,415
(Gain) loss on sale of assets and amortization of deferred gains	0	(260)	312
Impairment loss on vessels	0	1,080	1,066
Share option expenses	482	537	576
Share of results of associated companies	(505)	(512)	(4,620)
Dividends received from associated companies	150	1,096	256
Amortization of charter party-out contracts	18,732	18,733	19,333
Amortization of charter party-in contracts	0	(672)	(672)
Amortization of other fair value adjustments, net, arising on the Merger	813	10,019	10,360
Mark to market (gain) loss on derivatives	14,733	(6,700)	(1,851)
Mark to market (gain) loss on marketable securities	(1,828)	4,043	0
Provision for onerous contracts	(299)	299	29
Non-cash lease expense	(4,351)	(3,553)	(2,925)
Other	(1,332)	1,621	(951)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(18,241)	(4,760)	(8,608)
Related party balances	2,751	(4,730)	1,281
Other receivables	(4,827)	(2,553)	(14,034)
Inventories	(81)	(8,012)	(2,188)
Voyages in progress	(19,121)	6,254	(5,064)
Prepaid expenses	(208)	2,226	(2,063)
Trade accounts payables	4,649	2,352	2,519
Accrued expenses	18,096	2,289	6,543
Other current liabilities	15,701	(10,435)	17,336
Net cash provided by operating activities	158,431	186,546	93,795
Investing activities
Dividends from associated companies	0	45	7,300
Dividends received from marketable equity securities	176	101	1,606
Payments received from seller credit receivable	0	1,875	0
Purchase of investment in associated companies	(19,470)	0	(1,000)
Loan advance to related parties	(10,700)	0	0
Additions to newbuildings	0	(147,855)	(152,130)
Purchase of vessels and equipment	(44,118)	(10,381)	(7,418)
Proceeds from sale of vessels	0	14,357	134,190
Proceeds from sale of marketable securities	1,062	663	0
Net cash used in investing activities	(73,050)	(141,195)	(17,452)
Financing activities
Proceeds from long-term debt	389,894	270,000	75,000
Repayment of long-term debt	(621,235)	(241,789)	(163,770)
Repayment of finance leases	(5,650)	(5,239)	(4,858)
Debt fees paid	(6,727)	(1,200)	(308)
Net proceeds from share issuance	0	304	122,523
Share repurchases	(5,504)	(1,894)	0
Net proceeds from share distributions	1,097	0	0
Distributions to shareholders	(46,617)	(64,912)	0
Net cash provided by (used in) financing activities	(294,742)	(44,730)	28,587
Net change in cash, cash equivalents and restricted cash	(209,361)	621	104,930
Cash, cash equivalents and restricted cash at beginning of year	372,605	371,984	267,054
Cash, cash equivalents and restricted cash at end of year	88,931	305,352	309,029
Supplemental disclosure of cash flow information:
Interest expenses paid	60,676	73,068	55,920
Income taxes paid	$ 61	$ 10	$ 4